Advertising Expenses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advertising Expenses [Line Items]
Advertising expenses	$ 16,700,000	$ 18,100,000	$ 18,700,000
Sohu [Member]
Advertising Expenses [Line Items]
Advertising expenses charged from Sohu	$ 0	$ 800,000	$ 1,000,000